Registration No. 333-31131
                                                 Registration No. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 13                           [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No. 53                                          [X]


                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 49
                                      of
        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                              -------------------

        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   ROBIN WAGNER
                             VICE PRESIDENT AND COUNSEL
        The Equitable Life Assurance Society of the United States
          1290 Avenue of the Americas, New York, New York 10104
                 (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                               PETER E. PANARITES
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007
                                 (202) 295-4019

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


     This Post Effective Amendment No. 13 ("PEA") to the Form N-4 Registration Statement No. 333-31131 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the Accumulator Select Prospectuses or Statements of Additional Information or supplements to the Prospectuses, dated May 1, 2001 and September 5, 2001, or any other part of the Registration Statement except as specifically noted herein.

     (Parts A, B and C of Post Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-31131), filed with the Commission on April 25, 2001 and July 27, 2001 are incorporated by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED SEPTEMBER 4, 2001, TO THE MAY 1, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


   Accumulator
   Accumulator Select
   Accumulator Express
   Accumulator Plus
   Accumulator Advisor
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This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


1. NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectus under "Fee table":

A. We anticipate making available the variable investment options described below on or about September 4, 2001, subject to state availability.




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                                                                                                                       NET
                                                                                                                      TOTAL
                                                                                                     OTHER           ANNUAL
                                                                                                    EXPENSES         EXPENSES
        VARIABLE                                                                                     (AFTER          (AFTER
      INVESTMENT                                  INVESTMENT                           12B-1        EXPENSE         EXPENSE
        OPTION                OBJECTIVE          ADVISOR(1)       MANAGEMENT FEE(2)    FEE(3)    LIMITATION)(4)   LIMITATION)(5)
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   EQ/Marsico Focus      Long-term growth of     Marsico Capital      0.90%             0.25%        0.00%            1.15%
                         capital                 Management, LLC
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   EQ/Calvert Socially    Long-term capital      Calvert Asset        0.65%             0.25%        0.15%            1.05%
      Responsible         appreciation           Management
                                                 Company, Inc.
                                                 Brown Capital
                                                 Management, Inc.
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(1) The investment results you achieve in each of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.

(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital will be invested for EQ/Marsico Focus portfolio on August 31, 2001, "Other Expenses" shown are estimated. See footnote (5) for any expense limitation agreements.


(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to: (i) the EQ/Calvert Socially Responsible portfolio that began on May 1, 2001 and ends on April 30, 2002; and (ii) the EQ/Marsico Focus Portfolio that will begin on or about August 31, 2001 and end on April 30, 2002. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Net Total Annual Expenses. The EQ/Marsico Focus Portfolio will commence operations on or about August 31, 2001 and we have estimated that absent the expense limitation, the "Other Expenses" for 2001 on an annualized basis for this portfolio would be .20%. Absent the expense limitation, the "Other Expenses" for 2001 for the EQ/Calvert Socially Responsible portfolio would be 1.47%. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.







IM-01-09 Pros Supp (9/01)                                        Cat. No. 129547


                                                                          x00247

B. Examples with respect to the new variable investment options:

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. (1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) Your contract does not have an annual administrative charge; (ii) the current charges under your contract are lower than the maximum charges used in the examples below; or
(iii) your contract either does not have a surrender charge, has a lesser percentage surrender charge, or has a shorter surrender charge period than is used in the examples. The examples assume continuation of Net Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table above for the entire one, three, five and ten year periods included in the examples."

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH            1 YEAR       3 YEARS      5 YEARS     10 YEARS
PERIOD SHOWN THE EXPENSES WOULD BE:                       ------------ ------------ ------------ ------------
EQ/Marsico Focus ......................................     $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/Calvert Socially Responsible .......................     $ 112.21     $ 168.49     $ 217.32     $ 367.11

IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
EACH PERIOD SHOWN THE EXPENSES WOULD BE:
EQ/Marsico Focus ......................................     $  33.31     $ 103.96     $ 178.49     $ 376.72
EQ/Calvert Socially Responsible .......................     $  32.21     $ 100.86     $ 173.42     $ 367.11

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000 or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."


2. THE ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The following paragraph is added as the first paragraph in the section entitled, "Tax Information":

"President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA begin to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the current law (2001) will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation."


3. PORTFOLIO NAME CHANGE

Effective September 4, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity variable investment option and portfolio are changed to EQ/Morgan Stanley Emerging Markets Equity and all references to the variable investment option and portfolio in the prospectus are changed accordingly.


4. APPLICABLE TO THE ACCUMULATOR SELECT PRODUCT AND THE OREGON SUPPLEMENT TO THE ACCUMULATOR PROSPECTUS ONLY:


CHANGE IN REFERENCE TO SPECIAL DOLLAR COST AVERAGING:


All references in the prospectus and the supplement to "special dollar cost averaging" are changed to "12 month dollar cost averaging".

                                SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.



                                    SEPARATE ACCOUNT No. 49 OF
                                    THE EQUITABLE LIFE ASSURANCE SOCIETY
                                    OF THE UNITED STATES
                                                (Registrant)

                                    By: The Equitable Life Assurance
                                        Society of the United States


                                    By: /s/ Robin Wagner
                                        ----------------------
                                            Robin Wagner
                                            Vice President and Counsel
                                            The Equitable Life
                                            Assurance Society of the United
                                            States

                                  SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.


                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)


                                          By:  /s/ Robin Wagner
                                              ----------------------
                                                   Robin Wagner
                                                   Vice President and Counsel
                                                   The Equitable Life
                                                   Assurance Society of the
                                                   United States


      As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                   Director, Chairman of the Board and
                                          Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                         Vice Chairman of the Board,
                                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                       Senior Vice President and Controller


*DIRECTORS:

 Bruce W. Calvert          *Jean-Rene Fourtou         *George T. Lowy
*Henri de Castries         *Norman C. Francis         *Edward D. Miller
*Francoise Colloc'h        *Donald J. Greene          *Didier Pineau-Valencienne
*Christopher M. Condron    *John T. Hartley           *George J. Sella, Jr.
*Claus-Michael Dill        *John H.F. Haskell, Jr.    *Peter J. Tobin
*Joseph L. Dionne          *Mary R. (Nina) Henderson  *Stanley B. Tulin
*Denis Duverne             *W. Edwin Jarmain



*By:/s/ Robin Wagner
    --------------------
        Robin Wagner
        Attorney-in-Fact
        August 9, 2001